United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3352

(Investment Company Act File Number)

Federated Income Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/2013

Date of Reporting Period: Quarter ended 10/31/2012

Item 1. Schedule of Investments

Federated Income Trust
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount			Value
		Collateralized Mortgage Obligations—7.8%
		Federal Home Loan Mortgage Corporation—3.4%
$3,750,406	[1]	Federal Home Loan Mortgage Corp. REMIC 3144 FB, 0.564%, 4/15/2036	$3,763,291
2,730,084	[1]	Federal Home Loan Mortgage Corp. REMIC 3160 FD, 0.544%, 5/15/2036	2,739,676
940,084	[1]	Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.524%, 6/15/2036	942,984
3,312,321	[1]	Federal Home Loan Mortgage Corp. REMIC 3179 FP, 0.594%, 7/15/2036	3,325,825
567,048	[1]	Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.614%, 8/15/2036	569,969
6,200,000		Federal Home Loan Mortgage Corp. REMIC K704 A2, 2.412%, 8/25/2018	6,603,027
		TOTAL	17,944,772
		Federal National Mortgage Association—4.4%
374,228	[1]	Federal National Mortgage Association REMIC 2005-63 FC, 0.461%, 10/25/2031	373,953
3,656,481	[1]	Federal National Mortgage Association REMIC 2006-104 FY, 0.551%, 11/25/2036	3,669,874
3,916,230	[1]	Federal National Mortgage Association REMIC 2006-115 EF, 0.571%, 12/25/2036	3,934,408
875,245	[1]	Federal National Mortgage Association REMIC 2006-43 FL, 0.611%, 6/25/2036	880,104
1,878,054	[1]	Federal National Mortgage Association REMIC 2006-58 FP, 0.511%, 7/25/2036	1,883,770
3,261,520	[1]	Federal National Mortgage Association REMIC 2006-81 FB, 0.561%, 9/25/2036	3,277,869
3,352,767	[1]	Federal National Mortgage Association REMIC 2006-85 PF, 0.591%, 9/25/2036	3,365,871
764,652	[1]	Federal National Mortgage Association REMIC 2006-93 FM, 0.591%, 10/25/2036	767,482
4,702,170		Federal National Mortgage Association REMIC 2011-M5 A1, 2.007%, 7/25/2021	4,879,976
		TOTAL	23,033,307
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $40,375,606)	40,978,079
		Mortgage-Backed Securities—96.0%[2]
		Federal Home Loan Mortgage Corporation—32.2%
22,403,931		3.500%, 11/1/2025 - 7/1/2042	23,888,208
11,832,769		4.000%, 8/1/2025 - 11/1/2041	12,584,629
54,271,846		4.500%, 6/1/2019 - 9/1/2040	58,150,647
35,690,094		5.000%, 8/1/2023 - 12/1/2039	38,649,421
21,571,220		5.500%, 12/1/2021 - 1/1/2039	23,509,922
8,633,131		6.000%, 4/1/2036 - 9/1/2038	9,497,864
290,893		6.500%, 9/1/2029	329,804
1,099,950		7.000%, 2/1/2031 - 3/1/2032	1,255,798
856,726		7.500%, 2/1/2027 - 2/1/2031	995,442
6,593		9.500%, 9/1/2016	7,253
4,702		11.500%, 12/1/2014	5,085
		TOTAL	168,874,073
		Federal National Mortgage Association—56.7%
7,972,279	[3]	2.500%, 8/1/2027 - 11/1/2027	8,342,756
46,917,947	[3]	3.000%, 6/1/2027 - 11/1/2042	49,465,677
25,015,228	[3]	3.500%, 1/1/2026 - 11/1/2042	26,624,342
84,592,214	[3]	4.000%, 12/1/2031 - 11/1/2042	91,300,604
46,597,519		4.500%, 10/1/2040 - 1/1/2042	50,577,372
19,858,946		5.000%, 10/1/2023 - 1/1/2040	21,647,568
21,827,155		5.500%, 9/1/2034 - 9/1/2037	24,025,196
14,197,360		6.000%, 6/1/2016 - 10/1/2038	15,793,257
7,681,834		6.500%, 12/1/2027 - 9/1/2037	8,685,915
689,634		7.000%, 7/1/2029 - 2/1/2032	788,004
187,911		7.500%, 7/1/2028 - 8/1/2031	220,566

Principal Amount			Value
		Mortgage-Backed Securities—continued[2]
		Federal National Mortgage Association—continued
$197,337		8.000%, 12/1/2026	$233,010
152,296		10.000%, 1/1/2016 - 11/1/2021	166,682
35,098		10.500%, 12/1/2019 - 4/1/2022	38,196
		TOTAL	297,909,145
		Government National Mortgage Association—7.1%
12,286,813	[3]	3.500%, 10/15/2042 - 11/20/2042	13,365,247
9,629,766		4.000%, 11/15/2040 - 9/15/2041	10,552,775
6,842,549		5.000%, 2/20/2038 - 7/20/2039	7,564,012
1,783,342		5.500%, 11/20/2038	1,971,088
1,217,164		6.500%, 10/20/2038	1,378,366
1,640,494		7.000%, 6/15/2026 - 2/15/2031	1,896,477
10,003		7.500%, 1/15/2031	11,758
146,892		8.000%, 11/15/2023 - 7/15/2030	173,981
83,789		8.500%, 6/15/2030	99,752
		TOTAL	37,013,456
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $480,890,569)	503,796,674
		Repurchase Agreements—9.7%
10,208,000		Interest in $4,205,000,000 joint repurchase agreement 0.33%, dated 10/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,205,038,546 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,323,204,087.	10,208,000
6,300,000	[1,4]	Interest in $181,650,000 joint repurchase agreement 0.21%, dated 10/16/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $181,686,027 on 11/19/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2042 and the market value of those underlying securities was $185,300,293.	6,300,000
14,575,000	[4]	Interest in $219,647,000 joint repurchase agreement 0.21%, dated 10/18/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $219,689,282 on 11/20/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2041 and the market value of those underlying securities was $224,058,237.	14,575,000
20,048,000	[1,4]	Interest in $797,000,000 joint repurchase agreement 0.23%, dated 10/11/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $797,173,126 on 11/14/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2042 and the market value of those underlying securities was $813,155,478.	20,048,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	51,131,000
		TOTAL INVESTMENTS—113.5% (IDENTIFIED COST $572,397,175)[5]	595,905,753
		OTHER ASSETS AND LIABILITIES - NET—(13.5)%[6]	(70,835,307)
		TOTAL NET ASSETS—100%	$525,070,446

At October 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ Depreciation
[7]United States Treasury Notes 10-Year Short Futures	135	$17,959,219	December 2012	$(40,382)
[7]United States Treasury Bond 30-Year Short Futures	25	$3,732,813	December 2012	$10,773
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(29,609)
The average notional value of short futures contracts held by the Fund throughout the period was $21,523,570. This is based on amounts held as of each month-end throughout the nine month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association securities approximates one to ten years.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
5	At October 31, 2012, the cost of investments for federal tax purposes was $572,397,175. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $23,508,578. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,821,785 and net unrealized depreciation from investments for those securities having an excess of cost over value of $313,207.
6	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of October 31, 2012.
7	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$40,978,079	$—	$40,978,079
Mortgage-Backed Securities	—	503,796,674	—	503,796,674
Repurchase Agreements	—	51,131,000	—	51,131,000
TOTAL SECURITIES	$—	$595,905,753	$—	$595,905,753
OTHER FINANCIAL INSTRUMENTS*	$(29,609)	$—	$—	$(29,609)
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date December 21, 2012